Provision for decommissioning costs (Tables)	6 Months Ended
Jun. 30, 2026
Provision For Decommissioning Costs
Schedule of provision for decommissioning costs by producing area

	06.30.2026	12.31.2025
Onshore	702	675
Shallow waters	8,471	8,106
Deep and ultra-deep post-salt	12,998	12,748
Pre-salt	7,523	6,984
Total	29,694	28,513
Current	2,835	2,950
Non-current	26,859	25,563

Schedule of changes in the provision for decommissioning costs are presented

	Jan-Jun/2026	Jan-Jun/2025
Opening balance	28,514	26,202
Adjustment to provision	7	8
Transfers related to liabilities held for sale	−	100
Use of provisions	(1,306)	(721)
Interest accrued	688	629
Others	(8)	(12)
Translation adjustment	1,799	3,530
Closing balance	29,694	29,736